Document And Entity Information	6 Months Ended
Oct. 31, 2025
Document Information [Line Items]
Document Type	N-CSRS
Entity Central Index Key	0001649363
Entity Registrant Name	ABS Long/Short Strategies Fund
Document Period End Date	Oct. 31, 2025
Amendment Flag	false